Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Number of Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2015	$ 146	$ 82,427	$ 387	$ (74,453)	$ 552	$ 9,059
Balance, shares at Dec. 31, 2015	7,949,444
Beneficial conversion feature related to convertible loans from shareholders (Note 9)		123				123
Beneficial conversion feature related to convertible loans from shareholders (Note 9), shares
Extinguishment of convertible loan		(359)				(359)
Share-based compensation to employees		111				111
Share-based compensation to employees, shares
Issuance of shares and warrants, net of issuance costs of $204	$ 82	5,714				5,796
Issuance of shares and warrants, net of issuance costs of $204, shares	10,415,400
Exercise of warrants and conversion of convertible loan to Ordinary shares	$ 22	1,391				1,413
Exercise of warrants and conversion of convertible loan to Ordinary shares, shares	2,881,658
Other comprehensive loss			(165)		(42)	(207)
Net income (loss)				(4,910)	3	(4,907)
Balance at Dec. 31, 2016	$ 250	89,407	222	(79,363)	513	11,029
Balance, shares at Dec. 31, 2016	21,246,502
Share-based compensation to employees		249				249
Share-based compensation to employees, shares
Issuance of shares and warrants	$ 8	412				420
Issuance of shares and warrants, shares	926,197
Other comprehensive loss			58		16	74
Net income (loss)				883	8	891
Balance at Jun. 30, 2017	$ 258	$ 90,068	$ 280	$ (78,480)	$ 537	$ 12,663
Balance, shares at Jun. 30, 2017	22,172,699